PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 3,315	$ 4,429
25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,000)	(1,910)
25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(560)	(460)
25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,070	2,180
25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	620	500
5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,840	1,590
5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,830)	(1,590)
North America | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,530)	(1,510)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(490)	(390)
North America | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,650	1,690
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	540	430
North America | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,280	1,100
North America | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,270)	(1,100)
Colombia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(310)	(240)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(70)	(70)
Colombia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	260	330
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	80	70
Colombia | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	440	410
Colombia | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (440)	$ (410)
Brazil | Concession asset
Disclosure of detailed information about property, plant and equipment [line items]
One time lease renewal term	30 years
Estimated service lives	35 years	31 years
Brazil | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (110)	$ (100)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	110	100
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	120	80
Brazil | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(120)	(80)
Europe | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(50)	(60)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	50	60
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% increase in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% decrease in future energy prices | Future electricity prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 0	$ 0